Feb. 28, 2019
Brown Advisory Emerging Markets Select Fund
Brown Advisory Emerging Markets Select Fund
BROWN ADVISORY FUNDS

Brown Advisory Emerging Markets Select Fund

(each, a “Fund”)

Supplement dated February 28, 2019

to the Summary Prospectuses and Prospectus dated October 31, 2018

This supplement serves as notification of the following changes:

At a recent meeting of the Board of Trustees (the “Board”) of Brown Advisory Funds, based on the recommendation of Brown Advisory LLC, the investment adviser to the Funds (the “Adviser”), the Board approved certain changes relating to the Funds, as described below:

3. Change in the Primary Benchmark Index for the Brown Advisory Emerging Markets Select Fund

Effective immediately, the primary benchmark index for the Brown Advisory Emerging Markets Select Fund has been changed from the MSCI Emerging Markets Index to the FTSE Emerging Index since the Adviser has determined that the FTSE Emerging Index better reflects the securities in which the Fund invests.

Investors should retain this supplement for future reference